Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Long-term Debt, Unclassified [Abstract]
Schedule Of Long-Term Debt

	Interest Expense (i)			DFC Amortization (i)			Accretion of Premium (i)
	2014	2013	2012	2014	2013	2012	2014	2013	2012
2023 Notes	$31,387	$8,196	$—	$438	$109	$—	$506	$123	$—
2016 Notes	28,798	31,418	30,051	778	777	704	—	—	—
2019 Notes	—	18,765	23,145	—	3,056	610	—	1,802	266

(i) These charges are included within "Net interest expense" in the consolidated statements of income.

Long-term debt consists of the following at year-end:

	2014	2013
2023 Notes	$468,976	$468,470
2016 Notes	254,963	287,547
Capital lease obligations	5,652	7,563
Other long-term borrowings	37,645	12,318
Total	767,236	775,898
Current portion of long-term debt	6,156	4,727
Long-term debt, excluding current portion	$761,080	$771,171
The following table presents additional information related to the 2023 Notes, 2016 Notes and 2019 Notes:

			Principal as of December 31,
	Annual interest rate	Currency	2014	2013	Maturity
2023 Notes	6.625%	USD	$473,767	$473,767	September 27, 2023
2016 Notes	10.25%	BRL	253,989	285,763	July 13, 2016
2019 Notes	7.5%	USD	—	—	October 1, 2019

Schedule Of Future Payments Related To Long-Term Debt
At December 31, 2014, future payments related to the Company’s long-term debt are as follows:

	Principal	Interest	Total
2015	$6,156	$61,369	$67,525
2016	257,237	60,778	318,015
2017	3,263	34,439	37,702
2018	4,450	34,056	38,506
2019	4,475	33,646	38,121
Thereafter	495,472	130,894	626,366
Total payments	771,053	355,182	1,126,235
Interest	—	(355,182)	(355,182)
Discount on 2023 Notes	(7,772)	—	(7,772)
Premium on 2023 Notes	2,981	—	2,981
Premium on 2016 Notes	974	—	974
Long-term debt	$767,236	$—	$767,236